Stock-based Compensation - Weighted-average Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Black-Scholes-Merton option valuation model based on weighted-average assumptions [Abstract]
Expected term	6 years	6 years
Risk-free interest rate	4.06%	2.83%
Expected volatility	127.00%	123.40%
Dividends	0.00%	0.00%
Resulting fair value	$ 4.47	$ 7.05